Leases (Details Narrative) R$ in Thousands	12 Months Ended
	Dec. 31, 2023 BRL (R$) Number	Dec. 31, 2022 BRL (R$)	Apr. 20, 2022 BRL (R$)
IfrsStatementLineItems [Line Items]
Sublease revenue	R$ 67,021	R$ 62,235
Interest paid	1,122,523	R$ 1,001,311
Lease liability			R$ 2,929,449
Contract cancellation penalties	R$ 238,000
Average incremental rate	13.63%	13.24%
Rental expense	R$ 32,037	R$ 40,723
LT Amazonas [member]
IfrsStatementLineItems [Line Items]
Finance lease liabilities interest rate	14.44%
Sale Of Towers [Member]
IfrsStatementLineItems [Line Items]
Sales	R$ 2,651,247
Deferred revenue	R$ 1,088,390
Sale Of Towers [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Finance lease liabilities interest rate	11.01%
Sale Of Towers [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Finance lease liabilities interest rate	17.08%
Sale Of Towers [Member] | TIM Celular SA [Member]
IfrsStatementLineItems [Line Items]
Maximum number of towers owned | Number	6,481
Owned amount of telecommunications towers	R$ 3,000,000
LT Amazonas [member]
IfrsStatementLineItems [Line Items]
Finance lease receivables interest rate	12.56%